UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number:  028-11152
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/14/08
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $6,997,331
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                                   FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2        COLUMN3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE OF                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE     SHARED     NONE
-------------------           --------------  ---------- -------- ---------  --- ---- ----------- --------- ------------------------
AMAZON COM INC                COM             023135106  185,351  2,527,634  SH           SOLE              2,527,634
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105  751,859  14,253,25  SH           SOLE             14,253,252
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104  227,809  7,029,742  SH           SOLE              7,029,742
BUNGE LIMITED                 COM             G16962105   59,230    550,000  SH   PUT     SOLE                550,000
CB RICHARD ELLIS GROUP INC    CL A            12497T101  205,481  10,702,11  SH           SOLE             10,702,118
DELTEK INC                    COM             24784L105   16,724  2,206,293  SH           SOLE              2,206,293
DICKS SPORTING GOODS INC      COM             253393102  103,312  5,823,694  SH           SOLE              5,823,694
EAGLE MATERIALS INC           COM             26969P108  116,279  4,590,559  SH           SOLE              4,590,559
ENTERGY CORP NEW              COM             29364G103  423,925  3,518,632  SH           SOLE              3,518,632
FASTENAL CO                   COM             311900104  264,175  6,120,831  SH           SOLE              6,120,831
GOOGLE INC                    CL A            38259P508  517,330    982,732  SH           SOLE                982,732
ILLUMINA INC                  COM             452327109  188,318  2,161,843  SH           SOLE              2,161,843
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR   456788108  153,408  3,529,866  SH           SOLE              3,529,866
LORILLARD INC                 COM             544147101  230,227  3,328,911  SH           SOLE              3,328,911
MASTERCARD INC                CL A            57636Q104  173,565    653,678  SH           SOLE                653,678
MONSANTO CO NEW               COM             61166W101  229,033  1,811,400  SH           SOLE              1,811,400
MSC INDL DIRECT INC           CL A            553530106  228,208  5,173,605  SH           SOLE              5,173,605
NEW YORK TIMES CO             CL A            650111107    1,539    100,000  SH   PUT     SOLE                100,000
PRICELINE COM INC             COM NEW         741503403  163,734  1,418,102  SH           SOLE              1,418,102
QUALCOMM INC                  COM             747525103  508,046  11,450,20  SH           SOLE             11,450,206
SAIC INC                      COM             78390X101  171,382  8,235,545  SH           SOLE              8,235,545
SANDRIDGE ENERGY INC          COM             80007P307  794,135  12,296,91  SH           SOLE             12,296,918
SEARS HLDGS CORP              COM             812350106   14,732    200,000  SH   PUT     SOLE                200,000
SEARS HLDGS CORP              COM             812350106   98,469  1,336,800  SH   PUT     SOLE              1,336,800
TERADATA CORP DEL             COM             88076W103  214,148  9,254,453  SH           SOLE              9,254,453
VISA INC                      COM CL A        92826C839  135,137  1,662,000  SH           SOLE              1,662,000
WEATHERFORD INTERNATIONAL LT  COM             G95089101  239,041  4,820,337  SH           SOLE              4,820,337
XTO ENERGY INC                COM             98385X106  582,734  8,505,819  SH           SOLE              8,505,819

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